Estimates (Components And Useful Lives Of Intangibles And Other Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Total Intangible Assets [Member]
Gross Carrying Amount	$ 6,100	$ 2,550
Accumulated Amortization	518	286
Customer Contracts [Member]
Gross Carrying Amount	5,144	2,135
Accumulated Amortization	485	264
Trade names [Member]
Gross Carrying Amount	556	66
Accumulated Amortization	15	12
Patents [Member]
Gross Carrying Amount	48	48
Accumulated Amortization	11	6
Other [Member]
Gross Carrying Amount	36	7
Accumulated Amortization	7	4
Total Amortizable Intangible Assets [Member]
Gross Carrying Amount	5,784	2,256
Accumulated Amortization	518	286
Trademarks [Member]
Gross Carrying Amount	316	294
Accumulated Amortization	$ 0	$ 0